ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Components of Accounts Receivable, Net

Components of accounts receivable, net are as follows:

	December 31,
	2016	2015
Casino	$480,227	$466,259
Hotel	4,224	8,427
Other	6,918	7,698

Sub-total	491,369	482,384
Less: allowance for doubtful debts	(265,931)	(210,757)

	$225,438	$271,627

Movement of Allowance for Doubtful Debts

Movement of allowance for doubtful debts are as follows:

	Year Ended December 31,
	2016	2015	2014
At beginning of year	$210,757	$168,786	$143,334
Additional allowance, net of recoveries	64,747	37,978	29,979
Reclassified (to) from long-term receivables, net	(9,573)	3,993	(4,527)

At end of year	$265,931	$210,757	$168,786